UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ       February 12, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   $256,288 (thousands)


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FORM 13F INFORMATION TABLE

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
COLUMN 1				COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
                              		TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   VOTING 		AUTHORITY
    NAME OF ISSUER             		CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  	SOLE    	SHARED    NONE
-----------------------      		--------        	--------- 	------ 		-------- 	--- ---- 	------- 	------- -------  	------   -------
ARCELORMITTAL SA LUXEMBOURG		NOTE 5.000% 5/1		03938LAK0	21,710		 13,000,000 	PRN		SOLE		NONE	 13,000,000
ALCOA INC				NOTE 5.250% 3/1		013817AT8	15,660		 6,000,000 	PRN		SOLE		NONE	 6,000,000
ALLERGAN INC				NOTE 1.500% 4/0		018490AL6	8,111		 7,000,000 	PRN		SOLE		NONE	 7,000,000
AMGEN INC				NOTE 3/0		031162AN0	19,775		 20,000,000 	PRN		SOLE		NONE	 20,000,000
BORGWARNER INC				NOTE 3.500% 4/1		099724AF3	10,040		 8,000,000 	PRN		SOLE		NONE	 8,000,000
CMS ENERGY CORP				NOTE 2.875%  12/0	125896AW0	7,410		 6,000,000 	PRN		SOLE		NONE	 6,000,000
EXTERRAN HLDGS INC			NOTE 4.250% 6/1		30225XAA1	7,080		 6,000,000 	PRN		SOLE		NONE	 6,000,000
INGERSOLL-RAND GLOBAL HLDG C		NOTE 4.500% 4/1		45687AAD4	14,403		 7,000,000 	PRN		SOLE		NONE	 7,000,000
INTERNATIONAL GAME TECHNOLOG		DBCV 2.600%12/1		459902AQ5	9,770		 8,000,000 	PRN		SOLE		NONE	 8,000,000
INVITROGEN CORP				NOTE 2.000% 8/0		46185RAJ9	12,340		 8,000,000 	PRN		SOLE		NONE	 8,000,000
JANUS CAP GROUP INC			NOTE 3.250% 7/1		47102XAG0	3,626		 3,000,000 	PRN		SOLE		NONE	 3,000,000
L-3 COMMUNICATIONS CORP			DEBT 3.000% 8/0		502413AW7	15,788		 15,000,000 	PRN		SOLE		NONE	 15,000,000
LINCARE HLDGS INC			DBCV 2.750%11/0		532791AE0	5,275		 5,000,000 	PRN		SOLE		NONE	 5,000,000
MEDTRONIC INC				DBCV 1.250% 9/1		585055AL0	17,276		 17,000,000 	PRN		SOLE		NONE	 17,000,000
MICRON TECHNOLOGY INC			NOTE 1.875% 6/0		595112AH6	4,825		 5,000,000 	PRN		SOLE		NONE	 5,000,000
NEWELL RUBBERMAID INC			NOTE 5.500% 3/1		651229AH9	9,450		 5,000,000 	PRN		SOLE		NONE	 5,000,000
NEWMONT MINING CORP			NOTE 1.250% 7/1		651639AK2	12,538		 10,000,000 	PRN		SOLE		NONE	 10,000,000
ONYX PHARMACEUTICALS INC		NOTE 4.000% 8/1		683399AB5	5,319		 5,000,000 	PRN		SOLE		NONE	 5,000,000
PLACER DOME INC 			DBCV 2.750%10/1		725906AK7	16,400		 10,000,000 	PRN		SOLE		NONE	 10,000,000
QWEST COMMUNICATIONS INTL IN		NOTE 3.500%11/1		749121BY4	10,400		 10,000,000 	PRN		SOLE		NONE	 10,000,000
PROSHARES TR				PSHS ULSHT 7-10Y	74347R313	3,236		 60,000 	SHS		SOLE		NONE	 60,000
TEREX CORP NEW				NOTE 4.000% 6/0		880779AV5	2,865		 2,000,000 	PRN		SOLE		NONE	 2,000,000
TEXTRON INC				NOTE 4.500% 5/0		883203BN0	8,031		 5,000,000 	PRN		SOLE		NONE	 5,000,000
UNITED STATES STL CORP NEW		NOTE 4.000% 5/1		912909AE8	14,960		 8,000,000 	PRN		SOLE		NONE	 8,000,000


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